ACCOUNTS PAYABLE, ACCRUALS AND OTHER CURRENT LIABILITIES (Tables)	12 Months Ended
Jun. 30, 2024
Payables and Accruals [Abstract]
SCHEDULE ACCOUNTS PAYABLE, ACCRUALS AND OTHER CURRENT LIABILITIES

Account payable, accrued expenses and other liabilities consists of the following:

	Years ended June 30,
	2023	2024
	S$	S$
Accounts payable	751,030	706,942
Payroll payable	105,735	98,399
Accruals expense	-	45,920
Deposits received	58,173	43,465
Other payable	47,816	57,024
	962,754	951,750